Cash and cash equivalents (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cash on hand	$ 358,534	$ 279,521	$ 239,542
Bank balances	400,213,133	367,146,884	179,097,293
Cash	400,571,667	367,426,405	179,336,835
Time deposits	222,861,432	186,368,967	389,303,495
Securities purchased under resale agreements	57,570,583	49,038,418	12,115,866
Investments in mutual funds	26,119,133	15,320,226	16,325,479
Short term investments classified as cash equivalents	83,689,716	64,358,644	28,441,345
Cash equivalents	306,551,148	250,727,611	417,744,840
Total	707,122,815	618,154,016	597,081,675	$ 265,568,125
Chilean Peso [Member]
IfrsStatementLineItems [Line Items]
Cash on hand	76,230	77,058	77,160
Bank balances	73,236,943	40,999,695	34,284,961
Cash	73,313,173	41,076,753	34,362,121
Time deposits			1,702,165
Securities purchased under resale agreements	57,570,583	49,038,418	12,115,866
Investments in mutual funds	221,200	245,651
Short term investments classified as cash equivalents	57,791,783	49,284,069	12,115,866
Cash equivalents	57,791,783	49,284,069	13,818,031
Total	131,104,956	90,360,822	48,180,152
Us Dollar [Member]
IfrsStatementLineItems [Line Items]
Cash on hand	778	1,866	2,553
Bank balances	309,986,854	314,407,436	135,390,795
Cash	309,987,632	314,409,302	135,393,348
Time deposits	222,589,479	185,464,394	387,601,330
Securities purchased under resale agreements
Investments in mutual funds	199,256
Short term investments classified as cash equivalents	199,256
Cash equivalents	222,788,735	185,464,394	387,601,330
Total	532,776,367	499,873,696	522,994,678
Euro [Member]
IfrsStatementLineItems [Line Items]
Cash on hand
Bank balances	2,520,585	1,516,762	555,639
Cash	2,520,585	1,516,762	555,639
Time deposits
Securities purchased under resale agreements
Investments in mutual funds
Short term investments classified as cash equivalents
Cash equivalents
Total	2,520,585	1,516,762	555,639
Argentine Peso [Member]
IfrsStatementLineItems [Line Items]
Cash on hand	4,246	2,351	9,494
Bank balances	7,291,966	4,563,501	2,982,055
Cash	7,296,212	4,565,852	2,991,549
Time deposits		117,857
Securities purchased under resale agreements
Investments in mutual funds	23,252,691	15,074,575	16,325,479
Short term investments classified as cash equivalents	23,252,691	15,074,575	16,325,479
Cash equivalents	23,252,691	15,192,432	16,325,479
Total	30,548,903	19,758,284	19,317,028
Uruguayan Peso [Member]
IfrsStatementLineItems [Line Items]
Cash on hand
Bank balances	1,864,837	1,848,902	1,170,848
Cash	1,864,837	1,848,902	1,170,848
Time deposits	271,953	786,716
Securities purchased under resale agreements
Investments in mutual funds
Short term investments classified as cash equivalents
Cash equivalents	271,953	786,716
Total	2,136,790	2,635,618	1,170,848
Paraguayan Guarani [Member]
IfrsStatementLineItems [Line Items]
Cash on hand
Bank balances	2,795,042	2,147,017	2,681,005
Cash	2,795,042	2,147,017	2,681,005
Time deposits
Securities purchased under resale agreements
Investments in mutual funds	2,445,986
Short term investments classified as cash equivalents	2,445,986
Cash equivalents	2,445,986
Total	5,241,028	2,147,017	2,681,005
Bolivian [Member]
IfrsStatementLineItems [Line Items]
Cash on hand	277,280	198,246	150,335
Bank balances	929,088	871,189	532,059
Cash	1,206,368	1,069,435	682,394
Time deposits
Securities purchased under resale agreements
Investments in mutual funds
Short term investments classified as cash equivalents
Cash equivalents
Total	1,206,368	1,069,435	682,394
Others Currencies [Member]
IfrsStatementLineItems [Line Items]
Cash on hand
Bank balances	1,587,818	792,382	1,499,931
Cash	1,587,818	792,382	1,499,931
Time deposits
Securities purchased under resale agreements
Investments in mutual funds
Short term investments classified as cash equivalents
Cash equivalents
Total	$ 1,587,818	$ 792,382	$ 1,499,931